Income Tax (Details) - Schedule of income tax expense ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of income tax expense [Abstract]
Current income tax expense	¥ 8,589		¥ 18,752	¥ 20,720
Deferred income tax benefit	(2,786)		(9,144)	(6,266)
Total	¥ 5,803	$ 889	¥ 9,608	¥ 14,454